Other Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Financial Assets [Abstract]
Restricted cash	$ 2,124	$ 2,124
Total other financial assets	$ 2,124	$ 2,124